Loans	12 Months Ended
Dec. 31, 2012
Loans

NOTE 4 – LOANS

Loans at year-end were as follows:

	2012	2011
Commercial	$25,408	$25,994
Real estate:
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14	—
Consumer:
Home equity lines of credit	12,963	14,921
Other	970	1,221

Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)

Loans, net	$153,043	$151,160

Mortgage Purchase Program

On December 11, 2012 the Bank entered into a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation. At December 31, 2012, CFBank held $25,373 of such loans which have been included in single family residential loan totals above. Through a participation agreement, CFBank agreed to purchase from Northpointe 75% interest in fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S. The participation agreement provides for CFBank to purchase individually (MERS registered) loans from Northpointe and hold them until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions such as Wells Fargo Bank. This process on average takes approximately 14 days. Given the short term nature of each of these individual loans, common credit risks such as past due, impairment and TDR, nonperforming, and nonaccrual classification are substantially reduced. The maximum aggregate purchase interest shall not exceed $45,000. Northpointe maintains a 25% ownership interest in each loan it participates. The agreement further calls for full control to be relinquished by the Broker to Northpointe and its participants with recourse to the broker after 120 days, at the sole discretion of Northpointe. As such, these purchased loans are classified as portfolio loans. These loans are 100% risk rated for CFBank capital adequacy purposes.

The ALLL is a valuation allowance for probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	—	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	—	(126)	(39)	(2,591)
Recoveries	380	9	22	138	—	17	23	589

Ending balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

December 31, 2011:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	—	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	—	(241)	(18)	(7,498)
Recoveries	214	7	9	202	—	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	—	—	—	—	—	—	3

Ending balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Activity in the ALLL was as follows:

2010
Beginning balance	$7,090
Provision for loan losses	8,468
Reclassification of ALLL on loan-related commitments (1)	10
Loans charged-off	(6,165)
Recoveries	355

Ending balance	$9,758

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$—	$—	$—	$830
Collectively evaluated for impairment	702	261	1,372	1,820	—	241	11	4,407

Total ending allowance balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

	—	—	—	—	—	—	—	—
Loans:
Individually evaluated for impairment	$1,091	$129	$2,167	$6,467	$—	$—	$—	$9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426

Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

		Real Estate			Consumer
	Commercial	Single-family	Multi-family	Commercial	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$624	$—	$11	$262	$—	$—	$897
Collectively evaluated for impairment	1,657	207	1,459	1,601	272	17	5,213

Total ending allowance balance	$2,281	$207	$1,470	$1,863	$272	$17	$6,110

Loans:
Individually evaluated for impairment	$821	$—	$5,090	$6,085	$135	$—	$12,131
Collectively evaluated for impairment	25,173	18,214	22,073	63,672	14,786	1,221	145,139

Total ending loan balance	$25,994	$18,214	$27,163	$69,757	$14,921	$1,221	$157,270

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$—	$503	$—
Real estate:
Single-family residential	—	—	—	—	—
Multi-family residential	2,001	1,879	—	2,223	—
Commercial:
Non-owner occupied	3,000	2,195	—	1,819	—
Owner occupied	2,195	1,244	—	1,258	—
Land	—	—	—	—	—
Construction	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—	—
Purchased for portfolio	—	—	—	—	—
Other	—	—	—	—	—

Total with no allowance recorded	7,332	5,439	—	5,803	—
With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—
Purchased for portfolio	—	—	—	—
Other	—	—	—	—

Total with an allowance recorded	4,460	4,415	830	6,205	76

Total	$11,792	$9,854	$830	$12,008	$76

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$573	$47	$—	$1,171	$—
Real estate:
Single-family residential	—	—	—	23	—
Multi-family residential	6,748	4,996	—	3,396	—
Commercial:
Non-owner occupied	2,171	1,755	—	1,446	—
Owner occupied	876	446	—	1,017	—
Land	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	135	135	—	136	—

Total with no allowance recorded	10,503	7,379	—	7,189	—
With an allowance recorded:
Commercial	796	774	624	428	30
Real estate:
Multi-family residential	94	94	11	48	3
Commercial:
Non-owner occupied	2,823	2,823	210	1,322	85
Owner occupied	411	411	20	211	43
Land	766	650	32	681	42

Total with an allowance recorded	4,890	4,752	897	2,690	203

Total	$15,393	$12,131	$897	$9,879	$203

2010
Average of individually impaired loans during the year	$11,722
Interest income recognized during impairment	41

There was no cash basis interest income recognized during the years ended December 31, 2012, 2011 or 2010.

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Loans past due over 90 days still on accrual:
Real estate:
Commercial:	$—	$—
Non-owner occupied	—	—

Other consumer loans	—	—
Total over 90 days still on accrual loans	—	—
Nonaccrual loans:
Commercial	$714	$47
Real estate:
Single-family residential	113	736
Multi-family residential	2,082	4,996
Commercial:
Non-owner occupied	2,195	1,910
Owner occupied	1,243	446
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	157
Purchased for portfolio	9	9
Other consumer	—	—

Total nonaccrual loans	6,356	8,301

Total nonaccrual and nonperforming loans	$6,356	$8,301

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$—	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	—	—	—	—	21,576	2,082
Commercial:
Non-owner occupied	40	—	1,611	1,651	28,299	583
Owner occupied	—	—	—	—	19,774	1,244
Land	—	—	—	—	4,568	—
Construction	—	—	—	—	14	—
Consumer:
Home equity lines of credit:
Originated for portfolio	20	—	—	20	10,699	—
Purchased for portfolio	—	—	9	9	2,235	—
Other	18	—	—	18	951	—

Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2011:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$103	$—	$—	$103	$25,891	$47
Real estate:
Single-family residential	714	474	491	1,679	16,535	245
Multi-family residential	—	—	3,065	3,065	24,098	1,931
Commercial:
Non-owner occupied	173	275	68	516	35,899	1,842
Owner occupied	—	—	—	—	27,900	446
Land	—	—	—	—	5,442	—
Consumer:
Home equity lines of credit:
Originated for portfolio	22	—	135	157	12,126	22
Purchased for portfolio	—	—	9	9	2,629	—
Other	—	30	—	30	1,191	—

Total	$1,012	$779	$3,768	$5,559	$151,711	$4,533

TDRs:

The Company has allocated $830 and $897 of specific reserves to loans whose terms have been modified in TDRs as of December 31, 2012 and 2011. The Company has not committed to lend additional amounts as of December 31, 2012 or 2011 to customers with outstanding loans that are classified as TDRs.

During the year ended December 31, 2012, the terms of certain loans were modified as TDRs, where concessions had been granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

There were no modifications involving a reduction of the stated interest rate. Modifications involving an extension of the maturity date were for periods ranging from 2 months to 4 years.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428

Total	5	$2,946	$1,088

The TDRs described above increased the allowance for loan losses by $97 and resulted in charge-offs of $797 during the year ended December 31, 2012.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
TDR’s:
Commercial	4	$1,127	$1,105
Real estate:
Multi-family residential	2	2,507	2,051
Commercial:
Non-owner occupied	5	2,710	2,710
Owner occupied	3	1,355	1,355
Land	7	655	655

Total	21	$8,354	$7,876

The TDRs described above increased the allowance for loan losses by $897 and resulted in charge-offs of $699 during the year ended December 31, 2011.

During 2012 there were no loans classified as troubled debt restructurings for which there was a payment default within twelve months following the modification. During the year ending 2011, there was one commercial loan with a total recorded investment of $47 at December 31, 2011 which had been modified as a TDR in May 2011 for which there was a payment default within twelve months following the modification.

The terms of certain other loans were modified during the year ended December 31, 2012 and 2011 that did not meet the definition of a TDR. These loans had a total recorded investment of $13,298 and $17,498 as of December 31, 2012 and 2011, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing. At December 31, 2012 and 2011, nonaccrual troubled debt restructurings were as follows:

	2012	2011
Commercial	$528	$47
Real estate:
Single-family residential	—
Multi-family residential	2,082	2,527
Commercial:
Non-owner occupied	388	—
Owner occupied	288	446

Total	$3,286	3,020

Nonaccrual loans at December 31, 2012 and 2011 do not include $3,684 and $4,597, respectively, in troubled debt restructurings where customers have established a sustained period of repayment performance, loans are current according to their modified terms and repayment of the remaining contractual payments is expected. These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. Management analyzes loans individually by classifying the loans as to credit risk. This analysis includes commercial, commercial real estate and multi-family residential real estate loans. Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings. The following definitions are used for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans. Loans listed as not rated are included in groups of homogeneous loans. Past due information is the primary credit indicator for groups of homogenous loans. Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss. The recorded investment in loans by risk category and by class of loans as of December 31, 2012 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	—	—	113	43,058
Multi-family residential	—	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	—	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	—	14	—	—	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	—	—	—	10,719
Purchased for portfolio	1,800	—	435	9	2,244
Other	970	—	—	—	970

	$57,160	$72,392	$13,053	$15,675	$158,280

The recorded investment in loans by risk category and class of loans as of December 31, 2011 follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$432	$19,591	$2,062	$3,909		$25,994
Real estate:
Single-family residential	17,478	—	—	736		18,214
Multi-family residential	—	15,395	4,539	6,822	407	27,163
Commercial:
Non-owner occupied	365	22,159	5,717	8,176		36,417
Owner occupied	—	22,526	3,474	1,898		27,898
Land	954	1,123	—	3,365		5,442
Consumer:
Home equity lines of credit:
Originated for portfolio	12,126	—	—	157		12,283
Purchased for portfolio	2,182	—	447	9		2,638
Other	1,221	—	—	—		1,221

	$34,758	$80,794	$16,239	$25,072	$407	$157,270